United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON August 1, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED
ON JUNE 2000

FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended:   6/00
Check here if Amendment [  X   ]; Amendment Number: [   1  ]
This Amendment (Check only one.):  [     ] is a restatement
                              [  X   ] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-02255

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[  X   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [  48   ]

Form 13F Information Table Value Total: $_  247,021    thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE

ISSUER               CLASS   CUSIP           TOTAL MV         POS   6     7      8
AMFM INC             COMM    001693100       $6,098,910.00    88390 sole  sole   sole
BATTLE MTN GOLD CO   COMM    071593107         $557,375.00   254800 sole  sole   sole
BERKSHIRE ENERGY     COMM    084644103       $1,010,721.00    27088 sole  sole   sole
RESOURCES
BESTFOODS            CALL    08658U901      $10,387,500.00   150000 sole  sole   sole
BESTFOODS            COMM    08658U101      $21,218,200.00   306400 sole  sole   sole
BURR BROWN CORP      COMM    122574106       $3,873,891.00    44688 sole  sole   sole
CMP GROUP INC        COMM    125887109       $3,517,500.00   120000 sole  sole   sole
CTG RESOURCES INC    COMM    125957100       $1,412,468.75    38500 sole  sole   sole
(HOLDING CO)
COASTAL CORP         COMM    190441105      $14,452,029.38   237405 sole  sole   sole
COLUMBIA ENERGY      CALL    197648908       $3,077,812.50    46900 sole  sole   sole
GROUP
COLUMBIA ENERGY      COMM    197648108       $3,858,750.00    58800 sole  sole   sole
GROUP
COMSAT CORP          CALL    20564D907         $249,100.00    10600 sole  sole   sole
COMSAT CORP          PUT     20564D957         $599,250.00    25500 sole  sole   sole
COMSAT CORP          COMM    20564D107      $15,564,050.00   662300 sole  sole   sole
FLORDIA PROGRESS     CALL    341109906       $1,490,625.00    31800 sole  sole   sole
CORP
FLORDIA PROGRESS     COMM    341109106       $2,010,937.50    42900 sole  sole   sole
CORP
HANNAFORD BROS CO    COMM    410550107       $5,412,187.50    75300 sole  sole   sole
HARCOURT GENERAL INC COMM    41163G101       $2,610,000.00    48000 sole  sole   sole
LG & E ENERGY CORP   COMM    501917108       $5,348,000.00   224000 sole  sole   sole
LILLY INDUSTRIES INC COMM    532491107       $1,433,981.25    47700 sole  sole   sole
CL-A
MCN ENERGY GROUP INC COMM    55267J100         $910,575.00    42600 sole  sole   sole
MALLINCKRODT INC     COMM    561232109       $6,081,250.00   140000 sole  sole   sole
NABISCO GROUP        CALL    62952P902       $1,151,625.00    44400 sole  sole   sole
HOLDINGS
NABISCO GROUP        PUT     62952P952         $951,906.25    36700 sole  sole   sole
HOLDINGS
NABISCO GROUP        COMM    62952P102      $16,261,152.50   626936 sole  sole   sole
HOLDINGS
NABISCO HOLDINGS CP  PUT     629526954       $2,047,500.00    39000 sole  sole   sole
CL A
NABISCO HOLDINGS CP  A SH    629526104      $14,571,375.00   277550 sole  sole   sole
CL A
ONE VALLEY BANCORP   CALL    682419906         $890,625.00    28500 sole  sole   sole
INC
ONE VALLEY BANCORP   PUT     682419956         $734,375.00    23500 sole  sole   sole
INC
ONE VALLEY BANCORP   COMM    682419106       $2,787,500.00    89200 sole  sole   sole
INC
PROVIDENCE ENERGY    COMM    743743106       $1,672,650.00    41300 sole  sole   sole
CORP
RELIASTAR FIN'L      COMM    75952U103       $5,637,031.25   107500 sole  sole   sole
SCHEIN               COMM    806416103         $929,875.00    43000 sole  sole   sole
PHARMACEUTICAL INC
SEAGATE TECHNOLOGY   CALL    811804903       $1,809,500.00    32900 sole  sole   sole
SEAGATE TECHNOLOGY   PUT     811804953         $638,000.00    11600 sole  sole   sole
SEAGATE TECHNOLOGY   COMM    811804103      $19,010,640.00   345648 sole  sole   sole
SPRINT CORP          PUT     852061950      $16,156,800.00   316800 sole  sole   sole
SPRINT CORP          COMM    852061100      $19,312,680.00   378680 sole  sole   sole
SUMMIT TECHNOLOGY    PUT     86627E951       $2,295,200.00   121600 sole  sole   sole
INC
SUMMIT TECHNOLOGY    COMM    86627E101       $1,422,552.13    75367 sole  sole   sole
INC
TELEGLOBE INC (F)    PUT     87941V950       $1,091,037.50    51800 sole  sole   sole
TELEGLOBE INC (F)    COMM    87941V100       $1,009,841.56    47945 sole  sole   sole
UNION CARBIDE        COMM    905581104       $4,954,950.00   100100 sole  sole   sole
CORPORATION
UNITED WATER         COMM    913190104       $1,290,375.00    37000 sole  sole   sole
RESOURCES INC
VASTAR RESOURCES INC COMM    922380100       $3,112,537.50    37900 sole  sole   sole
VERIO INC            PUT     923433956       $6,087,037.50   109800 sole  sole   sole
VERIO INC            COMM    923433106       $6,931,461.50   125032 sole  sole   sole
YOUNG & RUBICAM INC  COMM    987425105       $3,088,125.00    54000 sole  sole   sole
               TOTAL                       $247,021,466.57


